Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income Taxes
Schedule of pretax loss

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Loss before provision for income taxes:
Domestic	$(11,816)	$(20,295)	$(29,119)
Foreign	—	(2,305)	(5,247)

Total	$(11,816)	$(22,600)	$(34,366)

Schedule of provision for income taxes

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current tax provision:
Federal	—	—	—
State	$1	$6	$3
Foreign	—	—	16

Total current tax provision	1	6	19
Deferred tax provision	—	—	—

Total provision for income taxes	$1	$6	$19

Schedule of difference between income taxes computed at the federal statutory rate and the provision for income taxes

	Year Ended December 31,
	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
Stock-based compensation	(0.42)	(0.86)	(1.54)
Valuation allowance	(38.66)	(31.06)	(26.85)
Foreign rate differential	0.00	(3.47)	(5.24)
Federal research and development credit	1.93	1.51	0.00
Other	3.15	(0.15)	(0.43)

Effective income tax rate	0.00%	(0.03)%	(0.06)%

Schedule of components of deferred tax assets and liabilities

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred tax assets:
Accounts receivable principally due to allowance for doubtful accounts	$32	$90	$107
Compensated absences, principally due to accruals for financial reporting purposes	158	366	1,604
Net operating loss carryforwards	9,140	16,570	30,251
Federal tax credits	442	783	783
State tax credits	280	508	771
Other deductible temporary differences	213	487	521
Stock-based compensation	70	351	792
Deferred revenue	47	—	—

Total deferred tax assets	10,382	19,155	34,829
Deferred tax liabilities:
Capitalized software development	(164)	(98)	(37)
Acquired intangible assets	—	—	(964)

Total deferred tax liability	(164)	(98)	(1,001)
Valuation allowance	(10,218)	(19,057)	(33,828)

Net deferred taxes	$—	$—	$—

Schedule of net operating loss carryforwards

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal	$23,958	$41,554	$73,491
California	21,592	40,278	68,906
Foreign	—	2,111	6,791

Total	$45,550	$83,943	$149,188

Schedule of research and development credit carryforwards

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal	$442	$783	$783
California	424	770	1,169

Total	$866	$1,553	$1,952